Inventory	6 Months Ended
Jun. 30, 2024
Inventory
Inventory

11)Inventory

The following table presents the inventory as of June 30, 2024 and December 31, 2023:

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Lubricating oil	3,156	2,995
Bunkers	561	701
Total inventory	3,717	3,696